Other Real Estate and Other Assets Acquired in Settlement of Loans	12 Months Ended
Dec. 31, 2024
Other Real Estate [Abstract]
Other Real Estate and Other Assets Acquired in Settlement of Loans	Other Real Estate and Other Assets Acquired in Settlement of Loans

(in thousands)	2024	2023
Real estate construction - commercial	$2,549	$7,668
Real estate mortgage - residential	42	20
Real estate mortgage - commercial	858	—
Repossessed assets	—	6
Total	$3,449	$7,694
Less valuation allowance for other real estate owned	(2,003)	(5,950)
Total other real estate owned	$1,446	$1,744
At December 31, 2024, there were $0.3 million of consumer mortgage loans secured by residential real estate properties in the process of foreclosure compared to $0.1 million at December 31, 2023.
Activity in the valuation allowance for other real estate owned in settlement of loans for the years indicated:

(dollars in thousands)	2024	2023	2022
Balance, beginning of year	$5,950	$2,664	$2,911
Provision for (release of) other real estate owned	(127)	4,729	(29)
Charge-offs	(3,820)	(1,443)	(218)
Balance, end of year	$2,003	$5,950	$2,664